UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              FORM 13F COVER PAGE

                     Report for the Calendar Year or Quarter Ended: 9/30/2012
                        Check here if Amendment [  ]; Amendment Number:

This  Amendment (check only one.):

          [  ]  is a restatement.
          [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STRALEM & COMPANY, INC.
         -----------------------
Address: 645 Madison Avenue, New York, New York 10022
         --------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Reporting  Manager:

Name:  Hirschel B. Abelson
       -------------------
Title: President
       -------------------
Phone: 212-888-8123
       ------------
Signature, Place, and Date of Signing:

/s/ Hirschel B. Abelson
-----------------------
New York, New York
October 19, 2012

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry  Total:  45
                                          --
Form 13F Information Table Value Total:   $3,400,219 (In Thousands)
                                          -------------------------
List  of  Other  Included  Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    NONE


                                                           Stralem & Company, Inc
                                                                 FORM 13F
                                                              September 30, 2012
                                                                                                               Voting Authority
                                                                                                             ----------------------
                                                            Value    Shares/   Sh/  Put/  Invstmt   Other
        Name of Issuer          Title of class    CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------ ---------------- ---------  --------  --------  ---  ----  -------  --------   ----   ------   ----
CISCO SYSTEMS INC                COMMON STOCK   17275R102    85046   4453852    SH         Sole              4099327         354525
INTEL CORP                       COMMON STOCK   458140100    77286   3411432    SH         Sole              3141632         269800
MICROSOFT CORP                   COMMON STOCK   594918104    83367   2801323    SH         Sole              2586423         214900
ORACLE CORP                      COMMON STOCK   68389X105    87547   2782813    SH         Sole              2567313         215500
QUALCOMM INC                     COMMON STOCK   747525103    90142   1442971    SH         Sole              1326946         116025
ABBOTT LABORATORIES              COMMON STOCK   002824100    96199   1403131    SH         Sole              1292221         110910
AGILENT TECHNOLOGIES             COMMON STOCK   00846U101     1846     48000    SH         Sole                 7900          40100
CELGENE CORP                     COMMON STOCK   151020104   100849   1320018    SH         Sole              1235718          84300
THERMO FISHER SCIENTIFIC INC     COMMON STOCK   883556102    86224   1465654    SH         Sole              1378644          87010
ZIMMER HLDGS INC COM             COMMON STOCK   98956P102     1934     28600    SH         Sole                 4400          24200
AUTOMATIC DATA PROCESSING INC    COMMON STOCK   053015103     5614     95700    SH         Sole                18800          76900
BERKSHIRE HATHAWAY INC DEL CL    COMMON STOCK   084670702      662      7500    SH         Sole                 7500
CATERPILLAR INC                  COMMON STOCK   149123101   104857   1218704    SH         Sole              1129104          89600
COCA COLA CO                     COMMON STOCK   191216100   120698   3182126    SH         Sole              2934126         248000
COLGATE-PALMOLIVE                COMMON STOCK   194162103      986      9200    SH         Sole                 1000           8200
CSX CORP.                        COMMON STOCK   126408103      305     14700    SH         Sole                               14700
DANAHER CORP                     COMMON STOCK   235851102   123906   2246710    SH         Sole              2069860         176850


                                                           Stralem & Company, Inc
                                                                 FORM 13F
                                                              September 30, 2012
                                                                                                               Voting Authority
                                                                                                             ----------------------
                                                            Value    Shares/   Sh/  Put/  Invstmt   Other
        Name of Issuer          Title of class    CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
------------------------------ ---------------- ---------  --------  --------  ---  ----  -------  --------   ----   ------   ----
DOW CHEM CO COM                  COMMON STOCK   260543103   107660   3718175    SH         Sole              3422375         295800
DU PONT E I DE NEMOURS & CO CO   COMMON STOCK   263534109   110742   2202945    SH         Sole              2035245         167700
EATON CORP                       COMMON STOCK   278058102   120035   2539344    SH         Sole              2347944         191400
FEDEX CORPORATION                COMMON STOCK   31428X106   106235   1255433    SH         Sole              1166633          88800
GENERAL ELECTRIC CO              COMMON STOCK   369604103   126867   5586400    SH         Sole              5327800         258600
INTERNATIONAL BUSINESS MACHS C   COMMON STOCK   459200101   129426    623889    SH         Sole               573719          50170
KRAFT FOODS INC-A                COMMON STOCK   50075N104    11276    272700    SH         Sole               194700          78000
MCDONALDS CORP                   COMMON STOCK   580135101   118435   1290850    SH         Sole              1189500         101350
PEPSICO INCORPORATED             COMMON STOCK   713448108      602      8500    SH         Sole                 8500
PHILIP MORRIS INTL.              COMMON STOCK   718172109   108928   1211122    SH         Sole              1142422          68700
PROCTER & GAMBLE CO COM          COMMON STOCK   742718109      524      7550    SH         Sole                 7550
SCHLUMBERGER LTD.                COMMON STOCK   806857108   116443   1609885    SH         Sole              1493955         115930
UNION PAC CORP COM               COMMON STOCK   907818108     2742     23100    SH         Sole                 4100          19000
UNITED TECHNOLOGIES CORP         COMMON STOCK   913017109   109075   1393223    SH         Sole              1314623          78600
UNITEDHEALTH GROUP INC.          COMMON STOCK   91324P102      887     16000    SH         Sole                               16000
APACHE CORP.                     COMMON STOCK   037411105     5301     61300    SH         Sole                 6500          54800
CHEVRON CORP                     COMMON STOCK   166764100   147502   1265463    SH         Sole              1173313          92150
EXXON MOBIL CORP                 COMMON STOCK   30231G102   145499   1591018    SH         Sole              1476556         114462
AT&T INC COM                     COMMON STOCK   00206R102   131520   3488587    SH         Sole              3232987         255600
BRISTOL-MYERS SQUIBB             COMMON STOCK   110122108     1077     31900    SH         Sole                 2800          29100
DOMINION RESOURCES               COMMON STOCK   25746U109   115484   2181404    SH         Sole              2027904         153500
FIRSTENERGY CORP.                COMMON STOCK   337932107      917     20800    SH         Sole                               20800
MERCK & CO.                      COMMON STOCK   58933Y105   125921   2792343    SH         Sole              2661093         131250
NEXTERA ENERGY INC               COMMON STOCK   65339F101   123910   1761830    SH         Sole              1623530         138300
PFIZER INC                       COMMON STOCK   717081103   123449   4967752    SH         Sole              4754953         212799
PPL CORP.                        COMMON STOCK   69351T106   119900   4127372    SH         Sole              3803972         323400
SOUTHERN CO                      COMMON STOCK   842587107   117814   2556170    SH         Sole              2355720         200450
TECO ENERGY INC                  COMMON STOCK   872375100     4581    258250    SH         Sole                20100         238150
REPORT SUMMARY                 45 DATA RECORDS             3400219    0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED